CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2011
CAPITAL LEASES
Schedule of future minimum lease payments required under capital leases and present value of net minimum lease payments

Amount
Year Ending December 31, 2012	$4,998
Year Ending December 31, 2013	4,951
Year Ending December 31, 2014	4,930
Year Ending December 31, 2015	2,876

Total minimum lease payments	$17,755
Less: Amount representing interest	(826)

Present value of minimum lease payments	$16,929
Less: Current maturities of capital lease obligations	(4,607)

Long-term capital lease obligations	$12,322